Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Harris H. Simmons[1] ($)	Compensation Actually Paid to Harris H. Simmons[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted PPNR[5] ($ Millions)
					TSR ($)	Peer Group TSR ($)
2023	4,839,241	4,267,748	1,939,844	1,791,937	96.90	115.64	680	1,134
2022	5,168,047	4,494,398	2,115,956	1,853,618	103.59	116.10	907	1,273
2021	4,656,113	6,857,334	1,980,572	2,785,070	129.48	124.74	1,129	1,115
2020	4,795,416	3,417,462	1,889,006	1,609,798	86.84	91.29	539	1,039

Company Selected Measure Name	Adjusted PPNR
Named Executive Officers, Footnote [Text Block]	Harris Simmons was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022	2023
Paul E. Burdiss	Paul E. Burdiss	Paul E. Burdiss	Paul E. Burdiss
Scott J. McLean	Scott J. McLean	Scott J. McLean	Scott J. McLean
A. Scott Anderson	A. Scott Anderson	A. Scott Anderson	A. Scott Anderson
Keith D. Maio	Keith D. Maio	Eric Ellingsen	Eric Ellingsen
Edward P. Schreiber

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Keefe, Bruyette & Woods, Inc. (“KBW”) Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended Dec. 31, 2023. The comparison assumes $100 was invested for the period starting Dec. 31, 2019, through the end of the listed year in the Bank and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,839,241	$ 5,168,047	$ 4,656,113	$ 4,795,416
PEO Actually Paid Compensation Amount	$ 4,267,748	4,494,398	6,857,334	3,417,462
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There were no pension service costs during the listed year.

Year	Summary Compensation Table Total for Harris H. Simmons ($)	Exclusion of Change in Pension Value for Harris H. Simmons ($)	Exclusion of Stock Awards and Option Awards for Harris H. Simmons ($)	Inclusion of Pension Service Cost for Harris H. Simmons ($)	Inclusion of Equity Values for Harris H. Simmons ($)	Compensation Actually Paid to Harris H. Simmons ($)
2023	4,839,241	(67,640)	(2,007,031)	—	1,503,178	4,267,748
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Harris H. Simmons ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Harris Simmons ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Harris Simmons ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Harris Simmons ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Harris Simmons ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Harris Simmons ($)	Total - Inclusion of Equity Values for Harris Simmons ($)
2023	1,544,506	(280,231)	—	121,976	—	116,927	1,503,178

Non-PEO NEO Average Total Compensation Amount	$ 1,939,844	2,115,956	1,980,572	1,889,006
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,791,937	1,853,618	2,785,070	1,609,798
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There were no pension service costs during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,939,844	(4,364)	(576,685)	—	433,142	1,791,937

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	449,799	(96,964)	—	44,619	—	35,688	433,142

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Bank Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Bank’s cumulative TSR and the Peer Group’s TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Bank-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Company-Selected Measure during the four most recently completed fiscal years, Adjusted Pre-Provision Net Revenue (Adjusted PPNR) less Net Charge-offs (Non-GAAP), during the four most recent fiscal years.

Tabular List [Table Text Block]
•Adjusted Pre-Provision Net Revenue less Net Charge-offs.
•Adjusted Earnings Per Share Growth (substituting Net Charge-off for loss provisions).
•Adjusted Return on Tangible Assets (Net Income divided by Average Tangible Assets).
•Net Charge-offs to Average Loans.
•Internal Operational Risk Metrics.
•Internal strategic initiatives including talent development and community engagement.

Total Shareholder Return Amount	$ 96.90	103.59	129.48	86.84
Peer Group Total Shareholder Return Amount	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 680,000,000	$ 907,000,000	$ 1,129,000,000	$ 539,000,000
Company Selected Measure Amount	1,134,000,000	1,273,000,000	1,115,000,000	1,039,000,000
PEO Name	1.Harris Simmons
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and are generally intended to reflect unrealized compensation from changes in market values during the period. They do not reflect compensation actually paid to, or earned or realized by the Bank’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Pre-Provision Net Revenue less Net Charge-offs
Non-GAAP Measure Description [Text Block]	We determined Adjusted Pre-Provision Net Revenue (Adjusted PPNR) less Net Charge-offs (Non-GAAP) to be the most important financial performance measure used to link Bank performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Adjusted PPNR less Net Charge-offs is a measure of our operating profitability. Additional information can be found in the Reconciliation of Non-GAAP Performance Metrics section.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Earnings Per Share Growth (substituting Net Charge-off for loss provisions
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Return on Tangible Assets (Net Income divided by Average Tangible Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Net Charge-offs to Average Loans
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Internal Operational Risk Metrics
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Internal strategic initiatives including talent development and community engagement
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (67,640)
PEO [Member] | Stock Awards and Stock Option Awards, Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,007,031)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,503,178
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,544,506
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(280,231)
PEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	121,976
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	116,927
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,364)
Non-PEO NEO [Member] | Stock Awards and Stock Option Awards, Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(576,685)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	433,142
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	449,799
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(96,964)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	44,619
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 35,688